ADVANCES RECEIVABLE AND PREPAID EXPENSES (Narrative) (Details)	1 Months Ended
	Sep. 30, 2019 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2019 USD ($)
Trade And Other Receivables [Line Items]
Accounts receivable		$ 510,502	$ 41,392
Principal amount of unsecured loan		69,530	65,897
Allowance for doubtful accounts		69,530	0
Advances to a third party		264,623
Other receivables and employee advances		19,536	43,939
Harmonized Sales Tax receivable		22,134	25,417
Makapela Property [Member]
Trade And Other Receivables [Line Items]
Accounts receivable		500,000
KGL Resources Ltd [Member]
Trade And Other Receivables [Line Items]
Principal amount of unsecured loan	$ 65,000			$ 49,146
Interest rate	8.00%
Interest accrued		20,384	16,750
Allowance for doubtful accounts		$ 69,530	$ 0